SEGMENT AND RELATED INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT AND RELATED INFORMATION
R.	SEGMENT AND RELATED INFORMATION

PACCAR operates in two principal segments: Truck and Financial Services.

The Truck segment includes the manufacture of trucks and the distribution of related aftermarket parts, both of which are sold through a network of independent dealers. This segment derives a large proportion of its revenues and operating profits from operations in North America and Europe.

The Financial Services segment is composed of finance and leasing products and services provided to truck customers and dealers. Revenues are primarily generated from operations in North America and Europe.

Included in All Other is PACCAR’s industrial winch manufacturing business. Also within this category are other sales, income and expenses not attributable to a reportable segment, including a portion of corporate expense. Intercompany interest income on cash advances to the financial services companies is included in All Other and was $.6 for 2011 and nil for 2010 and 2009. Included in All Other income before income taxes of $42.2 in 2009 was $66.0 of curtailment gains and $22.2 of expense related to economic hedges. Geographic revenues from external customers are presented based on the country of the customer.

PACCAR evaluates the performance of its Truck segment based on operating profits, which excludes investment income, other income and expense and income taxes. The Financial Services segment’s performance is evaluated based on income before income taxes.

Geographic Area Data	2011	2010	2009
Revenues:
United States	$7,389.8	$4,195.8	$3,594.4
Europe	5,104.0	3,472.3	2,828.3
Other	3,861.4	2,624.8	1,663.8

	$16,355.2	$10,292.9	$8,086.5

Property, plant and equipment, net:
United States	$1,059.1	$846.4	$814.6
The Netherlands	467.1	381.6	452.8
Other	447.1	445.7	490.3

	$1,973.3	$1,673.7	$1,757.7

Equipment on operating leases, net:
United States	$871.2	$666.9	$686.6
United Kingdom	374.8	384.9	349.7
Germany	350.6	334.0	362.7
Other	793.2	633.5	618.0

	$2,389.8	$2,019.3	$2,017.0

Business Segment Data:	2011	2010	2009
Net sales and revenues:
Truck	$15,922.8	$9,591.3	$7,388.6
Less intersegment	(715.1)	(354.0)	(394.6)

Net Truck	15,207.7	9,237.3	6,994.0
All Other	118.2	87.8	82.7

Truck and Other	15,325.9	9,325.1	7,076.7
Financial Services	1,029.3	967.8	1,009.8

	$16,355.2	$10,292.9	$8,086.5

Income before income taxes:
Truck	$1,258.8	$501.0	$25.9
All Other	(26.5)	(15.3)	42.2

	1,232.3	485.7	68.1

Financial Services	236.4	153.5	84.6
Investment income	38.2	21.1	22.3

	$1,506.9	$660.3	$175.0

Depreciation and amortization:
Truck	$318.6	$276.7	$277.2
Financial Services	346.0	337.5	364.4
All Other	9.2	9.0	10.1

	$673.8	$623.2	$651.7

Expenditures for long-lived assets:
Truck	$879.1	$373.9	$324.2
Financial Services	934.3	505.6	646.0
All Other	28.2	4.3	.8

	$1,841.6	$883.8	$971.0

Segment assets:
Truck	$4,685.3	$3,742.2	$3,849.1
Other	185.3	181.2	232.6
Cash and marketable securities	2,900.7	2,432.5	2,056.0

	7,771.3	6,355.9	6,137.7
Financial Services	9,401.4	7,878.2	8,431.3

	$17,172.7	$14,234.1	$14,569.0